Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Material accounting policies
Summary of impact of re-classification

				Other
	As		As	reclassifications	As Restated after
Consolidated statement of comprehensive income:	reported	Adjustment	restated	in line with IFRS 5	other classifications
Continuing operations
Loss on disposal of subsidiary	(8,285,250)	8,285,250	—	—	—
Profit/(loss) on continuing operations	4,115,151	8,285,250	12,400,401	732,365	13,132,766
Discontinued operations
Loss on disposal of subsidiary	—	(8,285,250)	(8,285,250)	—	(8,285,250)
Loss on discontinued operations	(1,058,675)	(8,285,250)	(9,343,925)	(732,365)	(10,076,290)
Profit for the year	3,056,476	—	3,056,476	—	3,056,476

				Other
	As		As	reclassifications in	As Restated after
Consolidated statement of cash flows:	reported	Adjustment	restated	line with IFRS 5	other classifications
Profit before tax from continuing operations	4,073,846	8,285,250	12,359,096	732,365	13,091,461
Loss before tax from discontinued operations	(1,058,675)	(8,285,250)	(9,343,925)	(732,365)	(10,076,290)
Profit for the year before tax	3,015,171	—	3,015,171	—	3,015,171

				Other
	As		As	reclassifications in	As Restated after
(Loss)/earnings per share:	reported	Adjustment	restated	line with IFRS 5	other classifications
Profit from continuing operations for the year attributable to equity holders of the Parent Company	4,115,151	8,285,250	12,400,401	732,365	13,132,766
Loss from discontinued operations for the year attributable to equity holders of the Parent Company	(1,058,675)	(8,285,250)	(9,343,925)	(732,365)	(10,076,290)

Weighted average number of ordinary shares outstanding during the year for basic EPS	6,785,700	—	6,785,700	—	6,785,700
Weighted average number of ordinary shares adjusted for the effect of dilution	11,026,477	—	11,026,477	—	11,026,477

Profit per share attributable to equity holders of the Parent Company from continuing operations – basic	0.61		1.83		1.94
Profit per share attributable to equity holders of the Parent Company from continuing operations – diluted	0.37		1.12		1.19
Profit per share attributable to equity holders of the Parent Company – basic	0.45		0.45		0.45
Profit per share attributable to equity holders of the Parent Company – Diluted	0.28		0.28		0.28

Summary of estimated useful lives of assets

Years
Furniture, fittings and equipment	3 – 5
Leasehold improvements	5

Summary of price index identification and movement

Argentina
Price index identity	Consumer
price index
(Basis points)
Price index level as of 1 Jan 2024	3,533
Price index level as of 31 December 2024	7,694
Change in index	4,161